Note 12 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013
Income tax expense using combined statutory rate of 26.5% (2013 - 26.5%, 2012 - 26.5%)	$16,326	$10,185	$6,423
Permanent differences	488	583	446
Tax effect of flow through entities	(230)	(184)	(555)
Losses not previously recognized	-	-	(358)
Impact of changes in foreign exchange rates	(10)	(176)	(471)
Adjustments to tax liabilities for prior periods	1,393	432	(573)
Effects of changes in enacted tax rates	(42)	(63)	265
Changes in liability for unrecognized tax benefits	(130)	(229)	222
Foreign, state and provincial tax rate differential	3,750	1,741	(406)
Gain on disposition of preferred shares	1,246	-	-
Tax on preferred shares	-	-	518
Other taxes	(161)	(47)	274
Change in valuation allowances	782	-	-
Provision for income taxes as reported	$23,412	$12,242	$5,785

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2015	2014	2013
Canada	$8,590	$14,967	$5,407
United States	53,020	23,467	18,830
Total	$61,610	$38,434	$24,237

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014	2013
Current
Canada	$829	$6,360	$3,864
United States	10,757	4,901	11,000
	11,586	11,261	14,864
Deferred
Canada	1,352	(372)	(3,530)
United States	10,474	1,353	(5,549)
	11,826	981	(9,079)
Total	$23,412	$12,242	$5,785

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Deferred income tax assets
Loss carry-forwards	$6,071	$2,674
Expenses not currently deductible	13,245	11,839
Stock-based compensation	2,420	4,044
Basis differences of partnerships and other entities	925	1,251
Allowance for doubtful accounts	2,967	2,026
Inventory and other reserves	548	1,405
	26,176	23,239
Deferred income tax liabilities
Depreciation and amortization	13,971	14,236
Prepaid and other expenses deducted for tax purposes	1,782	1,804
	15,753	16,040
Net deferred income tax asset before valuation allowance	10,423	7,199
Valuation allowance	783	-
Net deferred income tax asset	$9,640	$7,199

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2015	2014	2015	2014	2015	2014
Canada	$3,234	$6,963	$-	$-	$3,234	$6,963
United States	21,472	8,874	6,470	-	15,002	8,874
	Loss carry forward		Gross losses not recognized		Net
	2015	2014	2015	2014	2015	2014
Canada	$-	$-	$-	$-	$-	$-
United States	-	-	-	-	-	-

Summary of Income Tax Contingencies [Table Text Block]
Balance, December 31, 2013	$696
Reduction for lapses in applicable statutes of limitations	(202)
Balance, December 31, 2014	494
Increases based on tax positions related to 2015	(202)
Balance, December 31, 2015	$292